Subsidiaries - Summary of consolidated financial statements of subsidiaries (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statement of financial position -
Cash and due from banks	S/ 10,839,322,000	S/ 10,187,005,000
Financial Investments	28,173,806,000	26,857,925,000
Loans, net	50,770,150,000	49,229,448,000
Investment property	1,540,615,000	1,381,788,000	S/ 1,298,892,000	S/ 1,287,717,000
Total assets	99,097,427,000	95,503,781,000
Deposits and obligations	56,027,630,000	53,768,028,000
Due to banks and correspondents	7,166,014,000	7,562,057,000
Bonds, notes and other obligations	5,590,408,000	6,075,433,000
Insurance and reinsurance contract liabilities	16,776,000	6,354,000
Total liabilities	86,675,583,000	84,525,186,000
Equity attributable to IFS's shareholders	12,421,844,000	10,978,595,000	10,008,101,000	S/ 9,426,227,000
Consolidated statement of income -
Net interest and similar income	4,629,406,000	4,549,121,000	4,528,045,000
(Loss) recovery due to impairment on loans, net of recoveries	(1,136,707,000)	(1,720,179,000)	(1,981,818,000)
(Loss) recovery due to impairment of financial investments	(263,761,000)	(47,521,000)	(7,500,000)
Fee income from financial services, net	1,219,631,000	1,142,943,000	1,178,462,000
Result from insurance activities	(457,049,000)	(538,674,000)	(512,994,000)
Net profit for the year attributable to IFS's shareholders	1,943,195,000	1,307,461,000	S/ 1,079,276,000
Interbank and Subsidiaries [Member]
Consolidated statement of financial position -
Cash and due from banks	12,917,558,000	11,666,498,000
Financial Investments	11,960,351,000	11,187,487,000
Loans, net	49,279,580,000	47,607,947,000
Investment property
Total assets	76,763,239,000	73,626,419,000
Deposits and obligations	53,667,207,000	51,144,356,000
Due to banks and correspondents	6,728,071,000	6,963,726,000
Bonds, notes and other obligations	4,289,662,000	4,669,116,000
Insurance and reinsurance contract liabilities
Total liabilities	66,505,666,000	64,753,475,000
Equity attributable to IFS's shareholders	10,257,573,000	8,872,944,000
Consolidated statement of income -
Net interest and similar income	3,835,008,000	3,752,432,000
(Loss) recovery due to impairment on loans, net of recoveries	(1,136,728,000)	(1,719,913,000)
(Loss) recovery due to impairment of financial investments	(30,000)	(982,000)
Net gain of investment property
Fee income from financial services, net	884,628,000	791,815,000
Result from insurance activities
Net profit for the year attributable to IFS's shareholders	1,474,997,000	1,007,353,000
Interseguro [Member]
Consolidated statement of financial position -
Cash and due from banks	482,545,000	203,945,000
Financial Investments	14,552,181,000	13,669,514,000
Loans, net
Investment property	1,540,615,000	1,381,788,000
Total assets	17,005,204,000	15,706,165,000
Deposits and obligations
Due to banks and correspondents	120,459,000	301,139,000
Bonds, notes and other obligations	342,687,000	335,007,000
Insurance and reinsurance contract liabilities	12,924,459,000	12,385,525,000
Total liabilities	15,625,799,000	14,526,553,000
Equity attributable to IFS's shareholders	1,379,405,000	1,179,612,000
Consolidated statement of income -
Net interest and similar income	788,297,000	771,400,000
(Loss) recovery due to impairment on loans, net of recoveries
(Loss) recovery due to impairment of financial investments	(264,123,000)	(45,910,000)
Net gain of investment property	101,104,000	60,260,000
Fee income from financial services, net	(12,622,000)	(10,628,000)
Result from insurance activities	(47,777,000)	(169,750,000)
Net profit for the year attributable to IFS's shareholders	339,296,000	269,568,000
Inteligo and Subsidiaries [Member]
Consolidated statement of financial position -
Cash and due from banks	420,559,000	533,575,000
Financial Investments	2,012,524,000	1,986,408,000
Loans, net	1,499,171,000	1,622,503,000
Investment property
Total assets	4,118,540,000	4,316,010,000
Deposits and obligations	2,632,943,000	2,929,343,000
Due to banks and correspondents	315,148,000	265,772,000
Bonds, notes and other obligations
Insurance and reinsurance contract liabilities
Total liabilities	3,019,002,000	3,271,899,000
Equity attributable to IFS's shareholders	1,099,538,000	1,044,111,000
Consolidated statement of income -
Net interest and similar income	61,504,000	69,694,000
(Loss) recovery due to impairment on loans, net of recoveries	20,000	(266,000)
(Loss) recovery due to impairment of financial investments	376,000	(585,000)
Net gain of investment property
Fee income from financial services, net	195,956,000	170,955,000
Result from insurance activities
Net profit for the year attributable to IFS's shareholders	S/ 231,136,000	S/ 137,336,000